November 21, 2025

Victory Pioneer Balanced Fund

Victory Pioneer Multi-Asset Income Fund

Victory Pioneer Solutions – Balanced Fund

Victory Pioneer Securitized Income Fund

Victory Pioneer Disciplined Growth Fund

Victory Pioneer Disciplined Value Fund
Victory Pioneer Global Equity Fund
Victory Pioneer Active Credit Fund
Victory Pioneer High Income Municipal Fund
Victory Pioneer Short Term Income Fund Victory Pioneer Strategic Income Fund
Victory Pioneer Mid Cap Value Fund
Victory Pioneer Equity Income Fund
Victory Pioneer Equity Premium Income Fund Victory Pioneer CAT Bond Fund
Victory Pioneer Floating Rate Fund
Victory Pioneer High Yield Fund
Victory Pioneer International Equity Fund Victory Pioneer Select Mid Cap Growth Fund Victory Pioneer Core Equity Fund

Victory Pioneer Fund

Victory Pioneer AMT-Free Municipal Fund

Victory Pioneer U.S. Government Money Market Fund (each, a “Fund” and together, the “Funds”)

Supplement to each Fund’s Prospectus dated March 31, 2025, as in effect and as may be amended from time to time.

On September 30, 2025, the Board of Trustees of Victory Portfolios IV (the “Trust”) upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a change in the Funds’ custodian, sub- administrator, sub-fund accountant, and transfer agent to be effective close of business on or about February 6, 2026 (the “Effective Date”). This Supplement also updates the Supplements dated September 5, 2025, and October 7, 2025, to each Fund’s Prospectus.

FIS Investor Services LLC (“FIS”) will serve as transfer agent of each Fund. In connection with this change and following the Effective Date, shareholders may be able to reduce or eliminate the sales charge applicable to Class A shares of a Fund through a letter of intent or right of accumulation that includes other funds managed by Victory Capital, in addition to the funds managed by Victory Capital’s Pioneer Investments franchise. Moreover, shares of a Fund, under certain circumstances, may be exchanged for shares of the same class of another fund in the Victory Funds mutual fund complex, including funds that are not managed by Victory Capital’s Pioneer Investments franchise.

To reflect these changes, the following changes are being made to each Prospectus on the Effective Date:

All references in the Prospectus to BNY Mellon Investment Servicing (US) Inc. as the Funds’ transfer agent are deleted and replaced with references to FIS Investor Services LLC.

The following modifies (and if inconsistent, replaces) the information appearing in the Letter of Intent and Right of Accumulation bullet points of the Prospectus section “Choosing a Share Class”:

Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;

Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;

In addition, the following contact information replaces the contact information in the Prospectus section “Buying, Exchanging, and Selling Shares” as applicable, and replaces the language in the subsection “How to Contact Us”:

BY REGULAR U.S. MAIL	Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages:
Victory Funds
c/o FIS TA Operations
4249 Easton Way, Suite 400
Columbus, OH 43219
PHONE: 800-539-FUND (800-539-3863)

BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the
Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND (800-539-3863)

ON THE INTERNET	VictoryFunds.com

In addition to the above-referenced information, the following changes are hereby made on the Effective Date:

Under the section “Buying, Exchanging, and Selling Shares,” the disclosure in the subsection “Share Prices for Transactions” is revised as follows:

1.The bullet list following “Good order means that:” is replaced with the following bullet list:

You have provided adequate instructions

There are no outstanding claims against your account

There are no transaction limitations on your account

Your request includes a signature guarantee if you:

•Changed your account registration or address within the last 15 business days

•Instruct the transfer agent to mail the check to an address different from the one on your account

•Want the check paid to someone other than the account’s record owner(s)

•Are transferring the sale proceeds to a Victory Fund account with a different registration

2.The subsection “Transaction Limitations” is hereby deleted.

Under the section “How to Buy Shares,” the disclosure is amended as follows:

1.Under the subsection “By Phone or Online,” the first paragraph is replaced with the following:

You can use the telephone or online purchase privilege if you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional Fund shares by phone or online if:

You established your bank account of record at least 15 business days ago

Your bank information has not changed for at least 15 business days

You can provide the proper account identification information

2.The language in the subsection “By wire (Class R6 or Class Y shares only),” is replaced with the following:

If you have an existing (Class R6 or Class Y shares only) account, you may wire funds to purchase shares. Note, however, that:

Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank

Wire transfers may be restricted on holidays and at certain other times

Under the section “How to Exchange Shares,” the disclosure is amended as follows:

1.The following modifies (and if inconsistent, replaces) the information appearing in the first paragraph:

You may, under certain circumstances, exchange your shares for shares of the same class of another fund in the Victory Funds mutual fund complex.

2.The language in the subsection “By Phone or Online,” is replaced with the following:

After you establish an eligible fund account, you can exchange Fund shares by phone or online if:

You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account

The Fund into which you are exchanging offers the same class of shares

You can provide the proper account identification information

3.The language in the subsection “In Writing, by Mail, or by Fax,” is replaced with the following:

You can exchange Fund shares by mailing or faxing a letter of instruction to the Fund. You can exchange Fund shares directly through the Fund only if your account is registered in your name. Include in your letter:

The name and signature of all registered owners

The name of the Fund out of which you are exchanging and the name of the Fund into which you are exchanging

The class of shares you are exchanging

The dollar amount or number of shares you are exchanging

Please note that there may be a delay in receipt by the Fund’s transfer agent of exchange requests submitted by regular mail to a post office address.

Under the section “How to Sell Shares,” the disclosure is amended as follows:

1.Under the subsection titled “By Phone or Online,” the first paragraph is replaced with the following:

You may sell Fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply).

2.Under the subsection titled “In Writing, by Mail, or by Fax,” the following paragraph is hereby deleted:

The Fund’s transfer agent will not process your request until it is received in good order. You may sell up to $100,000 per account per day by fax.

Under the section “Account Options,” the disclosure in the subsection “Systematic Withdrawal Plans” is replaced with the following:

When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of Fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a U.S. bank account you designate.

To establish a systematic withdrawal plan, your account must have a total value of at least $5,000 when you establish your plan.

These requirements do not apply to scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs and certain retirement plans.

Systematic sales of Fund shares may be taxable transactions for you. While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges.

34209-02-1125

November 21, 2025

Victory Pioneer Fundamental Growth Fund

Victory Pioneer Multi-Asset Ultrashort Income Fund (each, a “Fund” and together, the “Funds”)

Supplement to each Fund’s Prospectus dated August 1, 2025, as in effect and as may be amended from time to time.

On September 30, 2025, the Board of Trustees of Victory Portfolios IV (the “Trust”) upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a change in the Funds’ custodian, sub- administrator, sub-fund accountant, and transfer agent to be effective close of business on or about February 6, 2026 (the “Effective Date”). This Supplement also updates the Supplement dated September 5, 2025, and November 7, 2025, to each Fund’s Prospectus.

FIS Investor Services LLC (“FIS”) will serve as transfer agent of each Fund. In connection with this change and following the Effective Date, shareholders may be able to reduce or eliminate the sales charge applicable to Class A shares of a Fund through a letter of intent or right of accumulation that includes other funds managed by Victory Capital, in addition to the funds managed by Victory Capital’s Pioneer Investments franchise. Moreover, shares of a Fund, under certain circumstances, may be exchanged for shares of the same class of another fund in the Victory Funds mutual fund complex, including funds that are not managed by Victory Capital’s Pioneer Investments franchise.

To reflect these changes, the following changes are being made to each Prospectus on the Effective Date:

All references in the Prospectus to BNY Mellon Investment Servicing (US) Inc. as the Funds’ transfer agent are deleted and replaced with references to FIS Investor Services LLC.

The following modifies (and if inconsistent, replaces) the information appearing in the Letter of Intent and Right of Accumulation bullet points of the Prospectus section “Choosing a Share Class”:

Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;

Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;

In addition, the following contact information replaces the contact information in the Prospectus section “Buying, Exchanging, and Selling Shares” as applicable, and replaces the language in the subsection “How to Contact Us”:

BY REGULAR U.S. MAIL	Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages:
Victory Funds
c/o FIS TA Operations
4249 Easton Way, Suite 400
Columbus, OH 43219
PHONE: 800-539-FUND (800-539-3863)

BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the
Fund that you intend to purchase shares by wire and to verify wire instructions.

BY TELEPHONE	800-539-FUND (800-539-3863)

ON THE INTERNET	VictoryFunds.com

In addition to the above-referenced information, the following changes are hereby made on the Effective Date:

Under the section “Buying, Exchanging, and Selling Shares,” the disclosure in the subsection “Share Prices for Transactions” is revised as follows:

1.The bullet list following “Good order means that:” is replaced with the following bullet list:

You have provided adequate instructions

There are no outstanding claims against your account

There are no transaction limitations on your account

Your request includes a signature guarantee if you:

•Changed your account registration or address within the last 15 business days

•Instruct the transfer agent to mail the check to an address different from the one on your account

•Want the check paid to someone other than the account’s record owner(s)

•Are transferring the sale proceeds to a Victory Fund account with a different registration

2.The subsection “Transaction Limitations” is hereby deleted.

Under the section “How to Buy Shares,” the disclosure is amended as follows:

1.Under the subsection “By Phone or Online,” the first paragraph is replaced with the following:

You can use the telephone or online purchase privilege if you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional Fund shares by phone or online if:

You established your bank account of record at least 15 business days ago

Your bank information has not changed for at least 15 business days

You can provide the proper account identification information

2.The language in the subsection “By wire (Class R6 or Class Y shares only),” is replaced with the following:

If you have an existing (Class R6 or Class Y shares only) account, you may wire funds to purchase shares. Note, however, that:

Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank

Wire transfers may be restricted on holidays and at certain other times

Under the section “How to Exchange Shares,” the disclosure is amended as follows:

1.The following modifies (and if inconsistent, replaces) the information appearing in the first paragraph:

You may, under certain circumstances, exchange your shares for shares of the same class of another fund in the Victory Funds mutual fund complex.

2.The language in the subsection “By Phone or Online,” is replaced with the following:

After you establish an eligible fund account, you can exchange Fund shares by phone or online if:

You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account

The Fund into which you are exchanging offers the same class of shares

You can provide the proper account identification information

3.The language in the subsection “In Writing, by Mail, or by Fax,” is replaced with the following:

You can exchange Fund shares by mailing or faxing a letter of instruction to the Fund. You can exchange Fund shares directly through the Fund only if your account is registered in your name. Include in your letter:

The name and signature of all registered owners

The name of the Fund out of which you are exchanging and the name of the Fund into which you are exchanging

The class of shares you are exchanging

The dollar amount or number of shares you are exchanging

Please note that there may be a delay in receipt by the Fund’s transfer agent of exchange requests submitted by regular mail to a post office address.

Under the section “How to Sell Shares,” the disclosure is amended as follows:

1.Under the subsection titled “By Phone or Online,” the first paragraph is replaced with the following:

You may sell Fund shares held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply).

2.Under the subsection titled “In Writing, by Mail, or by Fax,” the following paragraph is hereby deleted:

The Fund’s transfer agent will not process your request until it is received in good order. You may sell up to $100,000 per account per day by fax.

Under the section “Account Options,” the disclosure in the subsection “Systematic Withdrawal Plans” is replaced with the following:

When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of Fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a U.S. bank account you designate.

To establish a systematic withdrawal plan, your account must have a total value of at least $5,000 when you establish your plan.

These requirements do not apply to scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs and certain retirement plans.

Systematic sales of Fund shares may be taxable transactions for you. While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges.

34208-02-1125

November 21, 2025

Victory Pioneer Balanced Fund

Victory Pioneer Multi-Asset Income Fund

Victory Pioneer Solutions – Balanced Fund

Victory Pioneer Securitized Income Fund

Victory Pioneer Disciplined Growth Fund

Victory Pioneer Disciplined Value Fund
Victory Pioneer Global Equity Fund
Victory Pioneer Active Credit Fund
Victory Pioneer High Income Municipal Fund Victory Pioneer Short Term Income Fund Victory Pioneer Strategic Income Fund
Victory Pioneer Mid Cap Value Fund
Victory Pioneer Equity Income Fund
Victory Pioneer Equity Premium Income Fund Victory Pioneer CAT Bond Fund
Victory Pioneer Floating Rate Fund

Victory Pioneer High Yield Fund
Victory Pioneer International Equity Fund Victory Pioneer Select Mid Cap Growth Fund Victory Pioneer Core Equity Fund

Victory Pioneer Fund

Victory Pioneer AMT-Free Municipal Fund

Victory Pioneer U.S. Government Money Market Fund (each, a “Fund” and together, the “Funds”)

Supplement to the Statement of Information (“SAI”) dated March 31, 2025, as in effect and as may be amended from time to time.

Effective November 17, 2025, Patricia McClain resigned as Secretary of Victory Portfolios IV (the “Trust”), and Christopher J. Kelly, Matthew J. Kutner, Patricia McClain, and Thomas Reyes were appointed by the Board of Trustees (the “Board’) to serve as officers of the Trust as follows:

Officer	Position
Christopher J. Kelley	Secretary and Chief Legal Officer of the Funds
Matthew J. Kutner	Assistant Secretary
Patricia McClain	Assistant Secretary
Thomas Reyes	Assistant Secretary

Accordingly, the SAI is hereby supplemented and revised as follows:

In the Management of the Trust section of the SAI under the heading “Officers of the Trust,” the following rows are hereby added to the table:

Name, Year
of Birth and	Term of		Number of	Other Directorships
Position(s)	Office and		Portfolios in	Held by Trustee
Held With	Length of	Principal Occupation(s) During	Fund Complex	During At Least The
the Trust	Service	At Least The Past Five Years	Overseen	Past Five Years
Christopher J.	Since 2025.	Associate General Counsel, the	34	None
Kelley (1964)	Serves at	Adviser (April 2025-present); Mr.
Secretary	the	Kelley was formerly Senior Vice
	discretion	President and Deputy General
Counsel of Amundi US (2024-March
	of the	2025); Vice President and Associate
	Board	General Counsel of Amundi US
(2008-2024); Secretary and Chief
Legal Officer of the Pioneer Funds
(2010-March 2025);

Matthew J.	Since 2025.	Partner, Sidley Austin LLP (January	34	None
Kutner (1982)	Serves at	2025-present); and Mr. Kutner was
Assistant	the	formerly Senior Managing
Secretary	discretion	Associate, Sidley Austin LLP (2020-
	of the	December 2024)
Board

Patricia	Since 2025.	Director, Regulatory Administration,	139	None
McClain	Serves at	Fund Administration, the Adviser
(1962)***	the	(2019-present). Ms. McClain serves
Assistant	discretion	as Secretary of Victory Portfolios,
Secretary	of the	Victory Portfolios II, Victory
	Board	Portfolios III, Victory Portfolios IV
and Victory Variable Insurance
Funds II

Thomas Reyes	Since 2025.	Associate General Counsel, the	34	None
(1962) Assistant	Serves at	Adviser (April 2025-present); Mr.
Secretary	the	Reyes was formerly Associate
	discretion	General Counsel of Amundi US
	of the	(2023-March 2025); Assistant
	Board	Secretary of the Pioneer Funds
(2010-March 2025); Assistant
General Counsel of Amundi US
(2013-2023)

***Effective November 18, 2025, Ms. McClain resigned as Secretary and accepted the position of Assistant Secretary.

On September 30, 2025, the Board of Trustees of Victory Portfolios IV (the “Trust”) upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved the appointment of a new custodian, sub- administrator, sub-fund accountant, and transfer agent for the Funds to be effective as of the close of business on or about February 6, 2026 (the “Effective Date”). This Supplement also updates the Supplements dated September 5, 2025, and October 7, 2025, to each Fund’s SAI.

Citibank, N.A. (“Citibank”) will serve as the custodian of each Fund. Citi Fund Services Ohio, Inc. (“Citi Fund Services”) will serve as sub-administrator and sub-fund accountant of each Fund. FIS Investor Services LLC (“FIS”) will serve as transfer agent of each Fund. On the Effective Date, all references in the SAI to The Bank of New York Mellon (“BNY Mellon”) as the Funds’ custodian and sub-administrator, and BNY Mellon Investment Servicing (US) Inc. as the Funds’ transfer agent are deleted and replaced with references to Citibank, Citi Fund Services and FIS, as applicable.

In addition, the following revisions are made to the Funds’ SAI:

The first sentence under the SAI subsection “Systematic withdrawal plan(s) (“SWP”) (Class A and Class C)” is hereby deleted and replaced with the following:

A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $5,000.

The first sentence of the third paragraph under the SAI subsection “Systematic withdrawal plan(s) (“SWP”) (Class A and Class C)” is hereby deleted.

The last sentence of the first paragraph under the subsection titled “Administrator and Fund Accountant” is hereby deleted and replaced with the following:

In addition, Citi Fund Services performs certain sub-administration and sub-fund accounting services for the Funds pursuant to an agreement between each Fund and Citi Fund Services.

The fifth sentence under “Risk Related to Cybersecurity and Information Technology” found under INVESTMENT PRACTICES, INSTRUMENTS, AND RISKS is hereby deleted and replaced with the following:

While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cybersecurity plans and systems put in place by service providers to a Fund such as Citibank, each Fund’s custodian and accounting agent, and FIS, each Fund’s transfer agent.

The disclosure listed under the subsection titled “Custodian and Sub-administrator; Transfer Agent” of the SAI is hereby deleted and replaced with the following:

Custodian

General. Citibank, N.A., 388 Greenwich St., New York, New York 10013, (“Citibank” or the “Custodian”) serves as the custodian of the assets of each Fund pursuant to the Global Custodial Services Agreement (the “Custody Agreement”). The Custodian’s responsibilities include, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Custodian may, with the approval of a Fund and at its own expense, open and maintain a sub-custody account or accounts on behalf of a Fund, provided that it shall remain liable for the performance of all of its duties under the Custody Agreement.

Foreign Custody. Rule 17f-5 under the 1940 Act, which governs the custody of investment company assets outside the United States, allows a mutual fund’s board of directors to delegate to a “Foreign Custody Manager” the selection and monitoring of foreign sub-custodian arrangements for the Trust’s assets. Accordingly, the Board delegated these responsibilities to the Custodian pursuant to the Custody Agreement. As Foreign Custody Manager, the Custodian must (a) determine that the assets of the Funds held by a foreign sub-custodian will be subject to reasonable care, based on the standards applicable to custodians in the relevant market; (b) determine that the Trust’s foreign custody arrangements are governed by written contracts in compliance with Rule 17f-5 (or, in the case of a compulsory depository, by such a contract and/or established practices or procedures); and (c) monitor the appropriateness of these arrangements and any material change in the relevant contract, practices or procedures. In determining appropriateness, the Custodian will not evaluate a particular country’s investment risks, such as (a) the use of compulsory depositories, (b) such country’s financial infrastructure, (c) such country’s prevailing custody and settlement practices, (d) nationalization, expropriation or other governmental actions, (e) regulation of the banking or securities industry, (f) currency controls, restrictions, devaluations, or fluctuations, and (g) market conditions that affect the orderly execution of securities transactions or affect the value of securities. The Custodian will provide to the Board quarterly written reports regarding the Trust’s foreign custody arrangements.

Prior to the close of business on February 6, 2026, BNY Mellon was the custodian of each Predecessor Fund’s assets.

Sub-Administrator and Sub-Fund Accountant

Citi Fund Services serves as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub- Administration and Sub-Fund Accounting Services Agreement. Citi Fund Services assists in supervising all operations of the Funds subject to the supervision of the adviser and the Board.

Unless sooner terminated, the Sub-Administration and Sub-Fund Accounting Services Agreement continues in effect as to each Fund until July 31, 2028, and for consecutive one-year terms thereafter, provided the Board approves its continuation. The Sub-Administration and Sub-Fund Accounting Services Agreement provides that Citi Fund Services shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which Sub-Administration and Sub-Fund Accounting Services Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Sub-Administration and Sub-Fund Accounting Services Agreement.

Under the Sub-Administration and Sub-Fund Accounting Services Agreement, Citi Fund Services, among other things, calculates Trust expenses and makes disbursements; calculates capital gain and distribution information; registers the Funds’ shares with the states; prepares shareholder reports, financial statements, and reports to the SEC on Forms N-CEN and N-PORT; coordinates dividend payments; calculates the Funds’ performance information; files the Trust’s tax returns; supplies individuals to serve as Trust officers; monitors the Funds’ status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and trustees’ and officers’/errors and omissions insurance policies for the Trust; assists with liquidity and derivatives risk management services; and assists in the annual audit of the Funds.

Transfer Agent

FIS, 4249 Easton Way, Suite 400, Columbus, Ohio 43219, serves as transfer agent for the Funds. Under its agreement with the Funds, FIS, among other things, processes sales and redemptions of shares of each Fund.

Prior to the close of business on February 6, 2026, BNY Mellon Investment Servicing (US) Inc. was the transfer agent of each Predecessor Fund.

34210-02-1125

November 21, 2025

Victory Pioneer Fundamental Growth Fund

Victory Pioneer Multi-Asset Ultrashort Income Fund (each, a “Fund” and together, the “Funds”)

Supplement to the Statement of Information (“SAI”) dated August 1, 2025, as in effect and as may be amended from time to time.

Effective November 17, 2025, Patricia McClain resigned as Secretary of Victory Portfolios IV (the “Trust”), and Christopher J. Kelly, Matthew J. Kutner, Patricia McClain, and Thomas Reyes were appointed by the Board of Trustees (the “Board’) to serve as officers of the Trust as follows:

Officer	Position
Christopher J. Kelley	Secretary and Chief Legal Officer of the Funds
Matthew J. Kutner	Assistant Secretary
Patricia McClain	Assistant Secretary
Thomas Reyes	Assistant Secretary

Accordingly, the SAI is hereby supplemented and revised as follows:

In the Management of the Trust section of the SAI under the heading “Officers of the Trust,” the following rows are hereby added to the table:

Name, Year
of Birth and	Term of		Number of	Other Directorships
Position(s)	Office and		Portfolios in	Held by Trustee
Held With	Length of	Principal Occupation(s) During	Fund Complex	During At Least The
the Trust	Service	At Least The Past Five Years	Overseen	Past Five Years
Christopher J.	Since 2025.	Associate General Counsel, the	34	None
Kelley (1964)	Serves at the	Adviser (April 2025-present); Mr.
Secretary	discretion of	Kelley was formerly Senior Vice
	the Board	President and Deputy General
Counsel of Amundi US (2024-March
2025); Vice President and Associate
General Counsel of Amundi US
(2008-2024); Secretary and Chief
Legal Officer of the Pioneer Funds
(2010-March 2025);

Matthew J.	Since 2025.	Partner, Sidley Austin LLP (January	34	None
Kutner (1982)	Serves at the	2025-present); and Mr. Kutner was
Assistant	discretion of	formerly Senior Managing
Secretary	the Board	Associate, Sidley Austin LLP (2020-
December 2024)

Patricia	Since 2025.	Director, Regulatory Administration,	139	None
McClain	Serves at the	Fund Administration, the Adviser
(1962)***	discretion of	(2019-present). Ms. McClain serves
Assistant	the Board	as Secretary of Victory Portfolios,
Secretary		Victory Portfolios II, Victory
Portfolios III, Victory Portfolios IV
and Victory Variable Insurance
Funds II

Thomas Reyes	Since 2025.	Associate General Counsel, the	34	None
(1962)	Serves at the	Adviser (April 2025-present); Mr.
Assistant	discretion of	Reyes was formerly Associate
Secretary	the Board	General Counsel of Amundi US
(2023-March 2025); Assistant
Secretary of the Pioneer Funds
(2010-March 2025); Assistant
General Counsel of Amundi US
(2013-2023)

***Effective November 18, 2025, Ms. McClain resigned as Secretary and accepted the position of Assistant Secretary.

On September 30, 2025, the Board of Trustees of Victory Portfolios IV (the “Trust”) upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved the appointment of a new custodian, sub- administrator, sub-fund accountant, and transfer agent for the Funds to be effective as of the close of business on or about February 6, 2026 (the “Effective Date”). This Supplement also updates the Supplements dated September 5, 2025, and October 7, 2025, to each Fund’s SAI.

Citibank, N.A. (“Citibank”) will serve as the custodian of each Fund. Citi Fund Services Ohio, Inc. (“Citi Fund Services”) will serve as sub-administrator and sub-fund accountant of each Fund. FIS Investor Services LLC (“FIS”) will serve as transfer agent of each Fund. On the Effective Date, all references in the SAI to The Bank of New York Mellon (“BNY Mellon”) as the Funds’ custodian and sub-administrator, and BNY Mellon Investment Servicing (US) Inc. as the Funds’ transfer agent are deleted and replaced with references to Citibank, Citi Fund Services and FIS, as applicable.

In addition, the following revisions are made to the Funds’ SAI:

The first sentence under the SAI subsection “Systematic withdrawal plan(s) (“SWP”) (Class A and Class C)” is hereby deleted and replaced with the following:

A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $5,000.

The first sentence of the third paragraph under the SAI subsection “Systematic withdrawal plan(s) (“SWP”) (Class A and Class C)” is hereby deleted.

The last sentence of the first paragraph under the subsection titled “Administrator and Fund Accountant” is hereby deleted and replaced with the following:

In addition, Citi Fund Services performs certain sub-administration and sub-fund accounting services for the Funds pursuant to an agreement between each Fund and Citi Fund Services.

The fifth sentence under “Risk Related to Cybersecurity and Information Technology” found under INVESTMENT PRACTICES, INSTRUMENTS, AND RISKS is hereby deleted and replaced with the following:

While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cybersecurity plans and systems put in place by service providers to a Fund such as Citibank, each Fund’s custodian and accounting agent, and FIS, each Fund’s transfer agent.

The disclosure listed under the subsection titled “Custodian and Sub-administrator; Transfer Agent” of the SAI is hereby deleted and replaced with the following:

Custodian

General. Citibank, N.A., 388 Greenwich St., New York, New York 10013, (“Citibank” or the “Custodian”) serves as the custodian of the assets of each Fund pursuant to the Global Custodial Services Agreement (the “Custody Agreement”). The Custodian’s responsibilities include, among other things, safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Custodian may, with the approval of a Fund and at its own expense, open and maintain a sub-custody account or accounts on behalf of a Fund, provided that it shall remain liable for the performance of all of its duties under the Custody Agreement.

Foreign Custody. Rule 17f-5 under the 1940 Act, which governs the custody of investment company assets outside the United States, allows a mutual fund’s board of directors to delegate to a “Foreign Custody Manager” the selection and monitoring of foreign sub-custodian arrangements for the Trust’s assets. Accordingly, the Board delegated these responsibilities to the Custodian pursuant to the Custody Agreement. As Foreign Custody Manager, the Custodian must (a) determine that the assets of the Funds held by a foreign sub-custodian will be subject to reasonable care, based on the standards applicable to custodians in the relevant market; (b) determine that the Trust’s foreign custody arrangements are governed by written contracts in compliance with Rule 17f-5 (or, in the case of a compulsory depository, by such a contract and/or established practices or procedures); and (c) monitor the appropriateness of these arrangements and any material change in the relevant contract, practices or procedures. In determining appropriateness, the Custodian will not evaluate a particular country’s investment risks, such as (a) the use of compulsory depositories, (b) such country’s financial infrastructure, (c) such country’s prevailing custody and settlement practices, (d) nationalization, expropriation or other governmental actions, (e) regulation of the banking or securities industry, (f) currency controls, restrictions, devaluations, or fluctuations, and (g) market conditions that affect the orderly execution of securities transactions or affect the value of securities. The Custodian will provide to the Board quarterly written reports regarding the Trust’s foreign custody arrangements.

Prior to the close of business on February 6, 2026, BNY Mellon was the custodian of each Predecessor Fund’s assets.

Sub-Administrator and Sub-Fund Accountant

Citi Fund Services serves as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub- Administration and Sub-Fund Accounting Services Agreement. Citi Fund Services assists in supervising all operations of the Funds subject to the supervision of the adviser and the Board.

Unless sooner terminated, the Sub-Administration and Sub-Fund Accounting Services Agreement continues in effect as to each Fund until July 31, 2028, and for consecutive one-year terms thereafter, provided the Board approves its continuation. The Sub-Administration and Sub-Fund Accounting Services Agreement provides that Citi Fund Services shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which Sub-Administration and Sub-Fund Accounting Services Agreement relates, except a loss resulting from bad faith, willful misfeasance, negligence, or reckless disregard of its obligations and duties under the Sub-Administration and Sub-Fund Accounting Services Agreement.

Under the Sub-Administration and Sub-Fund Accounting Services Agreement, Citi Fund Services, among other things, calculates Trust expenses and makes disbursements; calculates capital gain and distribution information; registers the Funds’ shares with the states; prepares shareholder reports, financial statements, and reports to the SEC on Forms N-CEN and N-PORT; coordinates dividend payments; calculates the Funds’ performance information; files the Trust’s tax returns; supplies individuals to serve as Trust officers; monitors the Funds’ status as regulated investment companies under the Code; assists in developing portfolio compliance procedures; reports to the Board amounts paid under shareholder service agreements; assists with regulatory compliance; obtains, maintains and files fidelity bonds and trustees’ and officers’/errors and omissions insurance policies for the Trust; assists with liquidity and derivatives risk management services; and assists in the annual audit of the Funds.

Transfer Agent

FIS, 4249 Easton Way, Suite 400, Columbus, Ohio 43219, serves as transfer agent for the Funds. Under its agreement with the Funds, FIS, among other things, processes sales and redemptions of shares of each Fund.

Prior to the close of business on February 6, 2026, BNY Mellon Investment Servicing (US) Inc. was the transfer agent of each Predecessor Fund.

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